Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Net of Taxes	$ 524	$ 424	$ 492
Pension and other postretirement activity, net of income taxes (benefit)	(8)	(19)	10
Comprehensive Income from Continuing Operations	516	405	502
Less: Comprehensive Income from Continuing Operations Attributable to Noncontrolling Interests	6	6	9
Comprehensive Income from Continuing Operations Attributable to Ameren Corporation	510	399	493
Income (Loss) from Discontinued Operations, Net of Income Taxes	(1,498)	102	(341)
Other Comprehensive Income (Loss) from Discontinued Operations, Net of Income Taxes	58	(20)	(16)
Comprehensive Income (Loss) from Discontinued Operations	(1,440)	82	(357)
Less: Comprehensive Income (Loss) from Discontinued Operations Attributable to Noncontrolling Interest	2	(5)	1
Comprehensive Income (Loss) from Discontinued Operations Attributed to Ameren Corporation	(1,442)	87	(358)
Comprehensive Income (Loss) from Continuing Operations	$ (932)	$ 486	$ 135